Note 31 - Ultimate Controlling Party	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of ultimate controlling party [text block]
3
1
.          Ultimate controlling party

The ultimate controlling party and the results into which these financials are consolidated is AWN Holdings Limited (formerly Arowana International Limited), a company registered in Australia.